Label	Element	Value
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	UBS Emerging Markets Equity Opportunity Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks to maximize capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in “Managing your fund account” beginning on page 112 of this Fund’s prospectus and in “Reduced sales charges, additional purchase, exchange and redemption information and other services” beginning on page 97 of the Fund’s statement of additional information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A‑1 of this prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class A are based on estimates for the current fiscal year. “Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Fund.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	43.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include, but are not limited to, common stock; shares of collective trusts, investment companies, including exchange-traded funds (“ETFs”); preferred stock; securities convertible into common stock, rights, warrants and options; sponsored or unsponsored depository receipts and depository shares, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; equity securities of real estate investment trusts (“REITs”); securities sold in private placements; and new issues, including initial and secondary public offerings.

Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts. The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa and/or the Middle East.

The Fund will generally hold the stocks of between 20 to 40 issuers. The Fund may invest up to +/- 15% of its benchmark’s weighting (the MSCI Emerging Markets Index) in any one country or sector.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include options (including options on securities, indices, futures, forwards, and swap agreements) futures, forward currency agreements, swap agreements (including interest rate, total return and currency) and equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. Further, the Fund may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates in connection with the settlement of securities. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes). Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.

The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time. The Fund’s investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese entity (and/or related persons). These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

The Fund may invest in securities issued by companies in any market capitalization range, including small capitalization companies.

In pursuing its investment strategy, depending upon market and economic conditions, the Fund may have a significant degree of investments in securities of issuers within a single sector, including the information technology sector.

Management process

The Advisor employs a high alpha long opportunistic strategy, also known as the “UBS-HALO” strategy. The UBS-HALO strategy is a long-term investing approach focused on taking opportunities that seek to produce superior performance relative to the benchmark (the difference of which is “alpha”). The Advisor follows a price to intrinsic value approach. The price to intrinsic value investment philosophy means the Advisor pays great attention to investment fundamentals and expected cash flows when assessing investments. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

In selecting individual securities for investment, the Advisor considers, among others:

•	A company’s potential cash generation
•	Earnings outlook
•	Expected sustainable return on investments
•	Expected sustainable growth rates
•	Stock prices versus a company’s asset or franchise values

The Fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. This analysis is captured in a qualitative ESG assessment by the Advisor that leverages internal research. The Advisor also accesses quantitative ESG data that combines multiple sources and provides information on ESG risks and opportunities. ESG considerations and weights considered may change over time. The Fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	Investments in equity securities may include, but are not limited to, common stock; shares of collective trusts, investment companies, including exchange-traded funds (“ETFs”); preferred stock; securities convertible into common stock, rights, warrants and options; sponsored or unsponsored depository receipts and depository shares, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts; equity securities of real estate investment trusts (“REITs”); securities sold in private placements; and new issues, including initial and secondary public offerings. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy or provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. For purposes of the Fund’s 80% policy, emerging market countries are countries that are not included in the MSCI World Index of major world economies. However, countries included in the MSCI World Index may also be considered emerging market countries based on current political and economic factors. The countries included in this definition will change over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s Class P performance information in a bar chart and an average annual total returns table. There is no performance information quoted for the Class A shares of the Fund as the Class A shares have not completed a full calendar year of operations as of the date of this prospectus. Although the Class A shares are invested in the same portfolio of securities as the Class P shares, returns for the Class A shares will differ from the Class P shares to the extent that the Class A shares are subject to different expenses. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The MSCI Emerging Markets Index (net) reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares’ after-tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Total return (Class P)*
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* 2020 is the Fund’s Class P shares’ first full year of operations
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Total return January 1 - September 30, 2026: 25.02% Best quarter during calendar years shown—4Q 2020: 22.32% Worst quarter during calendar years shown—1Q 2020: (23.34)%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	25.02%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	22.32%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.34%)
Performance Table Heading	oef_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	The MSCI Emerging Markets Index (net) reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class P shares’ after-tax returns shown.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Emerging market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Focus risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Information technology sector risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Information technology sector risk: The Fund’s performance may be particularly affected by developments affecting the information technology sector as a result of significant investments in such sector. Information technology companies may face rapid technological change, short product cycles, intense competition, changing customer preferences, and substantial research and development costs. A company’s products or services may become obsolete or fail to gain market acceptance, and its financial results may depend on a limited number of products, customers, or key personnel. These companies may also be adversely affected by cybersecurity incidents, service disruptions, data-privacy requirements, changes in government regulation, and the failure to obtain (or delays in obtaining) financing or regulatory approvals. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights and disputes over intellectual property rights may adversely affect the profitability of these companies.

The market prices of information technology securities may be especially volatile, and adverse developments affecting the information technology sector could cause the Fund’s shares to decline in value.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | China risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks; inefficiencies resulting from erratic growth; the unavailability of consistently reliable financial data; asset price volatility; limited accessibility; currency devaluation; absence of operating history for companies; and lack of accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the United States as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. The Chinese government exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time.

Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons)

and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund’s associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China’s major trading partners, natural disasters, or public health threats. Additionally, emerging market countries, such as China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Geographic Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Geographic concentration risk: To the extent the Fund focuses its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | China A-shares and Stock Connect investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

China A-shares and Stock Connect investing risk: China A-shares are subject to a number of restrictions imposed by Chinese securities regulations and listing rules. Investments by foreign investors in China A-shares are subject to various restrictions, regulations and limits. The China A-share market is volatile and can have a higher risk of suspension of trading in a particular security or multiple securities or government intervention than many other global equity markets. Trading suspensions could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the Fund.

Investing in A-shares through Stock Connect continues to evolve and future developments may restrict or otherwise affect the Fund’s investments or returns. Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund’s ability to invest in A-shares through the Stock Connect program. The Fund’s invest‐

ments in Stock Connect A-shares are generally subject to People’s Republic of China (“PRC”) securities regulations and listing rules, among other restrictions. Any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices and tax treatment. These risks are heightened by the developing state of the PRC’s investment and banking systems in general. The Shanghai, Shenzhen, and Beijing markets may be open at a time when the Stock Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Initial public offerings (“IPOs”)/private placement risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Initial public offerings (“IPOs”)/private placement risk: The purchase of shares issued in IPOs and investments in the stocks of privately held companies may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, involve high transaction costs, face liquidity risk, and share prices of newly-public companies may fluctuate significantly over a short period of time. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Equity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the Fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The Fund could lose all of its investment in a company’s stock.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Investing in other funds risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Real estate securities and REITs risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 670
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	965
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,281
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,174
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS P
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	640
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,437
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | MSCI Emerging Markets Index (net)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.86%
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	23.80%
Annual Return [Percent]	oef_AnnlRtrPct	(9.98%)
Annual Return [Percent]	oef_AnnlRtrPct	(26.00%)
Annual Return [Percent]	oef_AnnlRtrPct	8.17%
Annual Return [Percent]	oef_AnnlRtrPct	1.75%
Annual Return [Percent]	oef_AnnlRtrPct	42.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	42.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.81%
Performance Inception Date	oef_PerfInceptionDate	Jan. 31, 2019
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS P | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	42.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.07%
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.56%

[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
[2]	“Other expenses” for Class A are based on estimates for the current fiscal year. “Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) LLC, the Fund’s investment advisor and administrator (“UBS AM (Americas)” or the “Advisor”), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2027, do not exceed 1.25% for Class A shares and 1.00% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)’s three year recoupment rights will survive.